Inventory (Tables)	12 Months Ended
Dec. 31, 2023
Inventory Disclosure [Abstract]
Summary of Inventory	Inventory consisted of the following:

	As of December 31,
	2022	2023
Finished goods	3,059,567	3,661,299
Raw materials	1,449,596	1,834,082
Work-in-process	12,210	30,831

Total	4,521,373	5,526,212